Critical Accounting Judgements and Key Sources of Estimation Uncertainty - Schedule of Fair Value Measurements Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Other financial liability	$ 1,786,239	$ 173,551
Level 1 [Member]
Financial liabilities
Other financial liability
Level 2 [Member]
Financial liabilities
Other financial liability
Level 3 [Member]
Financial liabilities
Other financial liability	$ 1,786,239